BONDS PAYABLE - Summary of Bonds Payable (Details) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about borrowings [line items]
Less: Discounts on bonds payable	$ (2,292.5)		$ (2,687.5)
Less: Current portion	(135,806.0)		(57,148.0)
Bonds payable	856,227.5	$ 27,294.5	926,604.5
Domestic unsecured bonds
Disclosure of detailed information about borrowings [line items]
Unsecured bonds	538,388.0		478,536.0
Overseas unsecured bonds
Disclosure of detailed information about borrowings [line items]
Unsecured bonds	$ 455,938.0		$ 507,904.0